UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Alesco Advisors LLC
Address:   1080 Pittsford-Victor Road
           Pittsford, New York 14534

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ned W. Roman
Title:     Compliance Officer
Phone:     (585) 586-0970

Signature, Place, and Date of Signing:


      /s/ Ned W. Roman            Pittsford, New York           10/31/2005
        (Signature)                  (City, State)                (Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     28
Form 13F Information Table Value Total:    $206,377
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                              TITLE OF                     VALUE    SHARES/ SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER          CLASS             CUSIP    (x$1000)  PRN AMT PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
----------------------------  --------         ---------  --------  ------- ---  ----  -------  --------  -------- -------- --------
First Niagara Finl GP Inc.    Com              33582V108   $2,771   191,866 SH         Other                     0     0     191,866
Bank of America Corporation   Com               60505104   $7,113   168,961 SH         Other                 1,000     0     167,961
Phoenix Footware Group Inc    Com              71903M100   $4,408   695,200 SH         Other                     0     0     695,200
Xerox Corp.                   Com              984121103     $374    27,422 SH         Other                27,422     0           0
General Electric Co           Com              369604103     $241     7,153 SH         Other                 7,153     0           0
Aura Systems                  Com               51526101       $1    79,001 SH         Other                     0     0      79,001
Anheuser Busch Cos Inc        Com              035229103   $1,389    32,262 SH         Other                32,262     0           0
Brown & Brown Inc             Com              115236101     $388     7,802 SH         Other                     0     0       7,802
SPDR TR                       Unit Ser 1       78462F103  $54,748   444,957 SH         Sole                419,957     0      25,000
ISHARES TR                    S&P 500 Index    464287200  $19,955   162,235 SH         Sole                158,060     0       4,175
ISHARES                       S&P SMLCAP 600   464287804  $17,458   302,251 SH         Sole                276,641     0      25,610
ISHARES                       S&P MIDCAP 400   464287507  $17,152   238,813 SH         Sole                218,993     0      19,820
ISHARES                       MSCI EAFE IDX    464287465  $18,154   312,460 SH         Sole                298,510     0      13,950
ISHARES                       S&P MIDCP GROW   464287606   $8,463   117,103 SH         Sole                111,233     0       5,870
ISHARES                       S&P SMLCP GROW   464287887   $8,043    69,225 SH         Sole                 65,420     0       3,805
ISHARES                       S&P MIDCP VALU   464287705   $8,446   120,650 SH         Sole                114,400     0       6,250
ISHARES                       S&P 500/BAR VAL  464287408   $7,459   116,305 SH         Sole                109,390     0       6,915
ISHARES                       S&P 500/BAR GRW  464287309   $6,976   119,086 SH         Sole                112,571     0       6,515
ISHARES                       S&P SMLCP VALU   464287879   $7,549   118,135 SH         Sole                110,605     0       7,530
DIAMONDS TR                   Unit Ser 1       252787106     $266     2,515 SH         Sole                  2,515     0           0
STREETTRACKS SER TR           WILSHIRE REIT    86330E604  $11,874   176,532 SH         Sole                170,232     0       6,300
Anaren Inc.                   Com               32744104     $520    36,900 SH         Other                   200     0      36,700
MIDCAP SPDR TR                Unit Ser 1       595635103     $769     5,875 SH         Sole                  5,875     0           0
ISHARES                       Russell 1000     464287622     $274     4,100 SH         Sole                  4,100     0           0
Home Properties Inc.          Com              437306103     $432    11,000 SH         Other                11,000     0           0
Novatel Wireless Inc.         ComNew           66987M604     $469    32,400 SH         Other                     0     0      32,400
M&T Bank Corp.                Com              55261F104     $318     3,010 SH         Other                 3,010     0           0
Paychex Inc.                  Com              704326107     $367     9,889 SH         Other                 9,889     0           0